CAPITAL STOCK (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) shares
Statement [Line Items]
Balance, amount	$ 34,398,213	$ 13,973,380	$ 34,398,213		$ 13,973,380
Share Issue Costs	688,935	$ 0	2,186,916		(42,822)
Impact of rounding down after exchange for GSQ Esports amount			$ 0
Number of Proportionate Voting Shares
Statement [Line Items]
Balance, Shares | shares			3,098	3,098
Balance, amount	0		$ 0
Share Issue Costs					$ 0
Shares issued for debt shares | shares			3,098	3,098
Impact of rounding down after exchange for GSQ Esports amount			$ 0
Conversion from Common to Proportionate Voting Shares | shares			(3,098)	(3,098)	3,098	3,098
Balances, Shares | shares		3,098			3,098	3,098
Number of Common Shares
Statement [Line Items]
Balance, Shares | shares			6,042,445	6,042,445	5,047,708	5,047,708
Balance, amount	$ 43,375,158	$ 36,218,116	$ 43,375,158		$ 36,218,116
Private Placements, Shares | shares					1,236,311	1,236,311
Private Placements, Amount						$ 6,162,534
Contingent consideration on acquisition of Cut+Sew amount			$ 131,184
Contingent consideration on acquisition of Cut+Sew (Note 11) | shares			29,359	29,359
Share Issue Costs						$ (42,822)
Restricted share units exercised, shares | shares			125,148	125,148	68,250	68,250
Restricted share units exercised, amount			$ 675,573		$ 1,059,342
Shares issued for debt shares | shares			9,109	9,109
Acquisition of Engine shares | shares			6,380,083	6,380,083
Acquisition of Engine amount				$ 39,684,000
Shares issued for debt amount				66,154
Restricted share unit exercised Shares | shares					68,250	68,250
Restricted share units exercised amount					$ 1,059,342
Shares issued for legal settlements amount				$ 183,187
Shares issued for legal settlements shares | shares			29,929	29,929
Impact of rounding down after exchange for GSQ Esports shares | shares			(70)	(70)
Conversion from Common to Proportionate Voting amount			$ 0		$ 0
Impact of rounding down after exchange for GSQ Esports amount			$ 0
Conversion from Common to Proportionate Voting Shares | shares			309,825	309,825	(309,825)	(309,825)
Balances, Shares | shares	12,925,828	6,042,444	12,925,828	12,925,828	6,042,444	6,042,444
Balances, amount	$ 84,115,256	$ 43,397,170	$ 84,115,256		$ 43,397,170